Consolidated Statements of Cash Flows - Spetner Associates Inc [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 2,983,897	$ 932,544	$ 2,144,665	$ 157,601
Adjustment to reconcile net income (loss) to net cash used in operating activities:
Depreciation	2,565	2,565	10,258	10,498
Pension expense	17,176	882,028	1,542	401,713
Bad debt expense	750		87,583	129,000
Changes in operating assets and liabilities:
Accounts receivable	130,990	83,166	(131,804)	(27,386)
Accounts payables	47,772	(96,618)	(65,590)	48,821
Accrued expenses	(906)	15,688	14,263	16,419
Premiums due – insurance carriers	(529,487)	207,758	532,241	771,355
Cash balance plan asset	(16,790)	(781,600)	(781,600)	(169,969)
Profit sharing plan liability			(177,436)	38,115
Net cash provided by operating activities	2,635,967	1,245,531	1,634,122	1,376,167
Cash flows from investing activities:
Net cash used in investing activities:
Cash flows from financing activities:
Proceeds from revolving line of credit				80,000
Repayment of revolving line of credit		(80,000)	(80,000)
Repayment of note payable	(1,965)	(1,935)	(7,735)	(7,515)
Proceeds from related party note payable	253	330,474	339,173	87,726
Repayment of related party note payable	(78)	(205,000)	(401,464)	(257,484)
Shareholder contributions		90,709	423,382	60,000
Dividend distributions	(396,494)	(7,623)	(896,105)	(391,930)
Net cash used in financing activities	(398,284)	126,625	(622,749)	(429,203)
Net increase in cash	2,237,683	1,372,156	1,011,373	946,964
Cash and cash equivalents, beginning of year	2,782,170	1,770,797	1,770,797	823,833
Cash and cash equivalents, end of year	5,019,853	3,142,953	2,782,170	1,770,797
Supplemental cash flow information:
Cash paid for interest	201	165	660	1,643
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities
Related party note payable forgiven as shareholder contribution			$ 10,077